Consolidated Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
Globant SA(a)	135,581	$25,581,423
Telecom Argentina SA, ADR	326,769	2,754,662
YPF SA, ADR(a)	580,057	2,917,687

		31,253,772

Brazil — 3.6%
Ambev SA	16,463,915	42,732,848
Atacadao SA	1,426,000	5,324,185
B2W Cia. Digital(a)	822,129	10,745,687
B3 SA - Brasil, Bolsa, Balcao	7,330,401	76,391,376
Banco Bradesco SA	4,942,935	19,868,467
Banco BTG Pactual SA	845,600	12,437,164
Banco do Brasil SA	3,104,074	19,513,743
Banco Santander Brasil SA	1,438,300	10,454,489
BB Seguridade Participacoes SA	2,503,700	13,275,841
BRF SA(a)	2,077,585	8,497,572
CCR SA	4,553,300	11,023,650
Centrais Eletricas Brasileiras SA	1,126,873	6,498,273
Cia Brasileira de Distribuicao	572,886	7,365,624
Cia. de Saneamento Basico do Estado de Sao Paulo	1,275,924	10,551,072
Cia. Siderurgica Nacional SA	2,517,828	10,990,065
Cosan SA	603,700	8,690,976
CPFL Energia SA	835,800	4,864,761
Energisa SA	636,500	5,499,793
Engie Brasil Energia SA	735,950	5,785,231
Equatorial Energia SA	3,249,700	13,146,861
Hapvida Participacoes e Investimentos SA(b)	4,199,500	11,243,057
Hypera SA	1,441,600	8,594,223
JBS SA	3,982,265	17,116,017
Klabin SA	2,551,900	11,882,634
Localiza Rent a Car SA	2,270,208	28,332,553
Lojas Renner SA	2,741,389	22,740,782
Magazine Luiza SA	10,631,800	46,150,123
Multiplan Empreendimentos Imobiliarios SA	1,063,509	4,476,249
Natura & Co. Holding SA(a)	3,279,247	30,691,095
Notre Dame Intermedica Participacoes SA	1,813,000	23,057,379
Petrobras Distribuidora SA	2,792,000	10,642,065
Petroleo Brasileiro SA	12,836,274	60,890,766
Raia Drogasil SA	3,988,400	19,141,713
Rumo SA(a)	4,177,300	14,704,679
Sul America SA	1,093,929	8,696,757
Suzano SA(a)	2,751,300	28,860,772
Telefonica Brasil SA	1,621,967	13,475,864
TIM SA	3,201,676	8,018,828
TOTVS SA	1,188,700	5,903,609
Ultrapar Participacoes SA	2,711,400	10,234,168
Vale SA	13,231,209	191,608,905
Via Varejo SA(a)	4,585,700	15,112,126
WEG SA	3,027,906	41,358,492

		936,590,534

British Virgin Islands — 0.0%
Mail.Ru Group Ltd., GDR(a)	329,169	9,540,931

Chile — 0.4%
Banco de Chile	168,316,038	14,735,306
Banco de Credito e Inversiones SA	198,977	6,900,367
Banco Santander Chile	245,345,279	10,587,498
Cencosud SA	5,330,642	9,150,693

Security	Shares	Value

Chile (continued)
Cencosud Shopping SA	1,529,534	$2,528,318
Cia. Cervecerias Unidas SA	565,146	3,971,340
Colbun SA	30,879,883	4,911,602
Empresas CMPC SA	4,182,693	8,998,164
Empresas COPEC SA	1,444,606	11,394,426
Enel Americas SA	127,242,559	18,347,427
Enel Chile SA	105,132,701	7,274,021
Falabella SA	2,734,434	9,308,120

		108,107,282

China — 40.5%
360 Security Technology Inc., Class A	1,052,290	2,654,734
3SBio Inc.(a)(b)(c)	4,796,000	4,751,149
51job Inc., ADR(a)	100,935	7,115,917
AAC Technologies Holdings Inc.(c)	2,709,500	15,168,307
AECC Aviation Power Co. Ltd., Class A	567,473	3,908,522
Agile Group Holdings Ltd.(c)	4,756,000	6,870,971
Agricultural Bank of China Ltd., Class A	17,465,400	8,732,766
Agricultural Bank of China Ltd., Class H	98,532,000	37,366,537
Aier Eye Hospital Group Co. Ltd., Class A	945,036	8,789,763
Air China Ltd., Class A	1,476,293	1,767,975
Air China Ltd., Class H	6,906,000	5,585,375
Aisino Corp., Class A	1,021,674	2,150,500
AK Medical Holdings Ltd.(b)	1,464,000	2,315,207
Alibaba Group Holding Ltd., ADR(a)	6,789,541	1,788,093,518
Alibaba Health Information Technology Ltd.(a)	14,528,000	42,726,656
Alibaba Pictures Group Ltd.(a)(c)	49,540,000	6,645,805
A-Living Smart City Services Co. Ltd.(b)	1,661,750	6,998,534
Aluminum Corp. of China Ltd., Class A(a)	2,906,900	1,824,557
Aluminum Corp. of China Ltd., Class H(a)	16,460,000	6,496,949
Anhui Conch Cement Co. Ltd., Class A	979,786	8,413,120
Anhui Conch Cement Co. Ltd., Class H	4,125,000	26,391,487
Anhui Gujing Distillery Co. Ltd., Class A	116,585	3,742,088
Anhui Gujing Distillery Co. Ltd., Class B	320,200	3,791,598
Anhui Kouzi Distillery Co. Ltd., Class A	240,752	2,195,324
ANTA Sports Products Ltd.	3,855,402	52,416,559
Asymchem Laboratories Tianjin Co. Ltd., Class A	84,300	3,078,639
Autobio Diagnostics Co. Ltd., Class A	96,692	2,130,473
Autohome Inc., ADR	220,524	20,821,876
AVIC Aircraft Co. Ltd., Class A	949,986	4,497,308
Avic Capital Co. Ltd., Class A	4,679,089	3,306,676
AVIC Jonhon Optronic Technology Co. Ltd., Class A	465,893	4,177,492
AVIC Shenyang Aircraft Co. Ltd., Class A	233,900	2,158,793
AviChina Industry & Technology Co. Ltd., Class H	9,382,000	5,712,098
AVICOPTER PLC, Class A	257,753	2,104,346
Baidu Inc., ADR(a)(c)	973,175	135,261,593
Bank of Beijing Co. Ltd., Class A	5,459,706	4,049,174
Bank of Chengdu Co. Ltd., Class A	1,675,295	2,897,417
Bank of China Ltd., Class A	8,702,800	4,364,659
Bank of China Ltd., Class H	278,678,000	98,494,385
Bank of Communications Co. Ltd., Class A	10,271,873	7,352,719
Bank of Communications Co. Ltd., Class H	29,077,600	16,090,668
Bank of Hangzhou Co. Ltd., Class A	1,795,245	4,147,102
Bank of Jiangsu Co. Ltd., Class A	3,243,085	3,070,604
Bank of Nanjing Co. Ltd., Class A	2,342,146	3,068,306
Bank of Ningbo Co. Ltd., Class A	1,375,281	7,712,501
Bank of Shanghai Co. Ltd., Class A	3,460,642	4,244,315
Baoshan Iron & Steel Co. Ltd., Class A	4,376,773	4,130,694
Baozun Inc., ADR(a)(c)	178,986	6,651,120
BeiGene Ltd., ADR(a)	162,307	41,500,277

1

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Beijing Capital International Airport Co. Ltd., Class H	6,866,000	$5,145,625
Beijing Enlight Media Co. Ltd., Class A	1,080,995	2,130,792
Beijing Enterprises Holdings Ltd.	1,870,000	6,054,434
Beijing Enterprises Water Group Ltd.	19,360,000	7,841,393
Beijing New Building Materials PLC, Class A	459,213	2,721,800
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	721,929	3,752,304
Beijing Shiji Information Technology Co. Ltd., Class A	311,930	1,582,417
Beijing Shunxin Agriculture Co. Ltd., Class A	242,300	2,338,323
Beijing Sinnet Technology Co. Ltd., Class A	557,586	1,618,537
Beijing Tiantan Biological Products Corp. Ltd., Class A	393,145	2,375,020
Beijing Tongrentang Co. Ltd., Class A	604,712	2,472,170
Betta Pharmaceuticals Co. Ltd., Class A	113,996	1,581,577
BGI Genomics Co. Ltd., Class A	109,900	2,184,822
Bilibili Inc., ADR(a)(c)	419,284	26,356,192
BOE Technology Group Co. Ltd., Class A	7,900,100	6,495,420
Bosideng International Holdings Ltd.(c)	12,428,000	5,450,526
Brilliance China Automotive Holdings Ltd.	11,500,000	10,235,408
BYD Co. Ltd., Class A	430,812	11,271,254
BYD Co. Ltd., Class H(c)	2,264,500	53,191,287
BYD Electronic International Co. Ltd.(c)	2,577,000	12,747,881
Caitong Securities Co. Ltd., Class A	1,322,365	2,670,876
CanSino Biologics Inc., Class H(a)(b)(c)	223,400	4,898,807
Centre Testing International Group Co. Ltd., Class A	538,000	1,936,161
CGN Power Co. Ltd., Class H(b)	34,340,000	7,353,034
Changchun High & New Technology Industry Group Inc., Class A	91,194	5,080,154
Changjiang Securities Co. Ltd., Class A	2,762,435	3,711,263
Chaozhou Three-Circle Group Co. Ltd., Class A	371,905	1,805,844
China Aoyuan Group Ltd.	4,626,000	4,815,456
China Bohai Bank Co. Ltd., Class H(a)(b)	8,320,500	5,548,789
China Cinda Asset Management Co. Ltd., Class H	32,556,000	6,341,123
China CITIC Bank Corp. Ltd., Class H	28,331,800	12,242,700
China Communications Construction Co. Ltd., Class H	17,820,000	9,240,426
China Communications Services Corp. Ltd., Class H	9,294,000	4,963,194
China Conch Venture Holdings Ltd.	6,122,500	29,062,625
China Construction Bank Corp., Class A	2,497,868	2,714,269
China Construction Bank Corp., Class H	343,394,760	269,311,853
China East Education Holdings Ltd.(b)	1,907,500	4,251,738
China Eastern Airlines Corp. Ltd., Class A	4,442,497	3,362,280
China Education Group Holdings Ltd.	2,404,000	4,800,248
China Everbright Bank Co. Ltd., Class A	9,249,603	6,100,848
China Everbright Bank Co. Ltd., Class H	11,357,000	4,424,139
China Everbright Environment Group Ltd.	14,042,813	7,788,984
China Everbright Ltd.	3,694,000	5,327,174
China Evergrande Group(c)	6,878,388	14,497,628
China Feihe Ltd.(b)	3,908,000	9,335,848
China Fortune Land Development Co. Ltd., Class A	1,003,835	2,265,511
China Galaxy Securities Co. Ltd., Class A	961,500	1,883,561
China Galaxy Securities Co. Ltd., Class H	13,297,500	8,593,418
China Gas Holdings Ltd.	9,224,600	33,971,278
China Greatwall Technology Group Co. Ltd., Class A	826,273	1,810,782

Security	Shares	Value

China (continued)
China Hongqiao Group Ltd.	6,929,500	$6,051,302
China Huarong Asset Management Co. Ltd., Class H(b)	37,028,000	4,250,876
China Huishan Dairy Holdings Co. Ltd.(a)(d)	5,603,350	7
China International Capital Corp. Ltd., Class H(a)(b)(c)	5,020,000	11,694,447
China Jinmao Holdings Group Ltd.	20,072,000	10,330,510
China Jushi Co. Ltd., Class A	1,302,192	3,328,729
China Lesso Group Holdings Ltd.	3,952,000	7,055,231
China Life Insurance Co. Ltd., Class A	674,012	4,344,235
China Life Insurance Co. Ltd., Class H	26,093,000	59,169,937
China Literature Ltd.(a)(b)(c)	1,138,000	8,646,011
China Longyuan Power Group Corp. Ltd., Class H	11,793,000	9,918,137
China Medical System Holdings Ltd.	5,252,000	5,365,474
China Meidong Auto Holdings Ltd.	2,150,000	9,318,284
China Mengniu Dairy Co. Ltd.	9,974,000	50,432,867
China Merchants Bank Co. Ltd., Class A	4,559,189	30,625,788
China Merchants Bank Co. Ltd., Class H	13,894,967	87,913,335
China Merchants Energy Shipping Co. Ltd., Class A	1,791,157	1,644,175
China Merchants Port Holdings Co. Ltd.	5,462,000	6,474,786
China Merchants Securities Co. Ltd., Class A(a)	1,884,679	6,301,406
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,637,790	3,648,964
China Minsheng Banking Corp. Ltd., Class A	9,186,955	7,399,883
China Minsheng Banking Corp. Ltd., Class H	19,819,548	10,941,976
China Mobile Ltd.	21,884,000	130,979,374
China Molybdenum Co. Ltd., Class A	5,164,698	3,602,757
China Molybdenum Co. Ltd., Class H	12,156,000	5,707,558
China National Building Material Co. Ltd., Class H	14,280,000	18,751,422
China National Chemical Engineering Co. Ltd., Class A	3,362,967	3,316,994
China National Nuclear Power Co. Ltd., Class A	4,351,200	3,246,893
China National Software & Service Co. Ltd., Class A	129,699	1,433,205
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	1,378,454	2,836,536
China Oilfield Services Ltd., Class H	6,458,000	4,889,837
China Overseas Land & Investment Ltd.	12,947,460	31,498,110
China Overseas Property Holdings Ltd.	4,680,000	3,060,638
China Pacific Insurance Group Co. Ltd., Class A	1,443,948	8,481,613
China Pacific Insurance Group Co. Ltd., Class H	10,080,600	38,358,942
China Petroleum & Chemical Corp., Class A	6,126,589	3,901,307
China Petroleum & Chemical Corp., Class H	87,728,800	39,719,844
China Power International Development Ltd.	16,099,000	3,239,528
China Railway Construction Corp. Ltd., Class A	2,970,720	3,878,219
China Railway Construction Corp. Ltd., Class H	6,921,000	4,570,851
China Railway Group Ltd., Class A	5,156,400	4,427,642
China Railway Group Ltd., Class H	13,255,000	6,548,423
China Resources Beer Holdings Co. Ltd.	5,198,000	38,385,747
China Resources Cement Holdings Ltd.	9,352,000	11,628,930
China Resources Gas Group Ltd.	3,346,000	16,120,361
China Resources Land Ltd.	11,395,333	49,388,351
China Resources Pharmaceutical Group Ltd.(b)	6,086,000	3,289,305
China Resources Power Holdings Co. Ltd.	7,138,999	7,587,920
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	381,856	1,572,702
China Shenhua Energy Co. Ltd., Class A	1,100,794	3,282,332
China Shenhua Energy Co. Ltd., Class H	12,606,000	24,358,321
China Shipbuilding Industry Co. Ltd., Class A(a)	5,367,392	3,540,222

2

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Southern Airlines Co. Ltd., Class A(a)	2,274,400	$2,177,634
China Southern Airlines Co. Ltd., Class H(a)(c)	6,188,000	3,799,404
China Spacesat Co. Ltd., Class A	295,100	1,524,844
China State Construction Engineering Corp. Ltd., Class A	8,669,271	7,154,179
China State Construction International Holdings Ltd.	7,628,000	5,037,776
China Taiping Insurance Holdings Co. Ltd.	6,139,660	10,849,834
China Telecom Corp. Ltd., Class H	47,814,000	14,432,088
China Tourism Group Duty Free Corp. Ltd., Class A	452,932	13,298,956
China Tower Corp. Ltd., Class H(b)	161,172,000	25,363,410
China Traditional Chinese Medicine Holdings Co. Ltd.	9,504,000	4,474,634
China TransInfo Technology Co. Ltd., Class A	561,500	1,672,566
China Unicom Hong Kong Ltd.	22,366,000	13,444,123
China United Network Communications Ltd., Class A	7,031,498	5,236,262
China Vanke Co. Ltd., Class A	2,224,959	10,380,967
China Vanke Co. Ltd., Class H	5,617,431	21,339,354
China Yangtze Power Co. Ltd., Class A	4,936,815	15,088,162
China Youzan Ltd.(a)	48,440,000	12,809,029
China Yuhua Education Corp. Ltd.(b)	4,276,000	4,031,933
Chongqing Changan Automobile Co. Ltd., Class A(a)	1,214,787	4,663,488
Chongqing Rural Commercial Bank Co. Ltd., Class H	9,389,000	4,020,829
Chongqing Zhifei Biological Products Co. Ltd., Class A	341,576	6,484,283
CIFI Holdings Group Co. Ltd.	11,088,000	9,582,664
CITIC Ltd.	20,939,000	16,367,667
CITIC Securities Co. Ltd., Class A	2,473,351	11,389,530
CITIC Securities Co. Ltd., Class H(c)	7,429,000	16,712,255
CNOOC Ltd.	62,912,000	65,975,435
Contemporary Amperex Technology Co. Ltd., Class A	514,529	18,986,108
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	3,183,588	4,799,610
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(c)	8,413,000	7,867,688
COSCO SHIPPING Ports Ltd.(c)	7,086,000	4,679,822
Country Garden Holdings Co. Ltd.	26,929,939	35,570,793
Country Garden Services Holdings Co. Ltd.	4,959,000	27,761,445
CRRC Corp. Ltd., Class A	6,362,920	5,473,313
CRRC Corp. Ltd., Class H	14,840,300	5,953,348
CSC Financial Co. Ltd., Class A	638,897	4,244,134
CSPC Pharmaceutical Group Ltd.	31,754,479	31,006,953
Dali Foods Group Co. Ltd.(b)	8,001,500	4,954,170
Daqin Railway Co. Ltd., Class A	3,473,455	3,579,058
Dawning Information Industry Co. Ltd., Class A	379,398	2,038,847
DHC Software Co. Ltd., Class A	889,498	1,245,036
Dongfeng Motor Group Co. Ltd., Class H	10,060,000	10,355,214
Dongxing Securities Co. Ltd., Class A	1,046,997	2,103,557
DouYu International Holdings Ltd., ADR(a)	346,107	4,589,379
East Money Information Co. Ltd., Class A	1,821,411	7,612,338
ENN Energy Holdings Ltd.	2,812,200	37,254,168
Eve Energy Co. Ltd., Class A	482,353	4,728,268
Everbright Securities Co. Ltd., Class A	1,054,283	3,076,351
Fangda Carbon New Material Co. Ltd., Class A(a)	1,349,234	1,355,396
Far East Horizon Ltd.	6,771,000	7,188,046

Security	Shares	Value

China (continued)
Fiberhome Telecommunication Technologies Co. Ltd., Class A	376,490	$1,422,434
First Capital Securities Co. Ltd., Class A	1,382,300	2,222,621
Focus Media Information Technology Co. Ltd., Class A	3,602,578	5,310,832
Foshan Haitian Flavouring & Food Co. Ltd., Class A	626,518	15,158,423
Fosun International Ltd.	9,733,500	14,061,941
Founder Securities Co. Ltd., Class A(a)	2,545,187	3,489,021
Foxconn Industrial Internet Co. Ltd., Class A	1,038,397	2,179,388
Fuyao Glass Industry Group Co. Ltd., Class A	535,172	3,261,483
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,534,000	7,341,038
Ganfeng Lithium Co. Ltd., Class A	286,181	3,401,143
GCL System Integration Technology Co. Ltd., Class A(a)	1,576,800	953,756
GD Power Development Co. Ltd., Class A	9,535,700	3,115,792
GDS Holdings Ltd., ADR(a)(c)	316,397	28,485,222
Geely Automobile Holdings Ltd.	21,079,000	58,594,318
Gemdale Corp., Class A	1,568,630	3,606,923
Genscript Biotech Corp.(a)	3,774,000	5,423,071
GF Securities Co. Ltd., Class A	1,561,894	4,018,703
GF Securities Co. Ltd., Class H	4,937,400	6,891,025
Gigadevice Semiconductor Beijing Inc., Class A	115,910	3,639,214
Glodon Co. Ltd., Class A	312,793	3,189,752
GoerTek Inc., Class A	859,700	4,960,951
GOME Retail Holdings Ltd.(a)(c)	36,204,200	4,296,403
Great Wall Motor Co. Ltd., Class H	11,895,000	24,089,197
Gree Electric Appliances Inc. of Zhuhai, Class A	650,310	6,586,168
Greenland Holdings Corp. Ltd., Class A	2,365,418	2,315,108
Greentown China Holdings Ltd.	3,064,000	4,434,451
Greentown Service Group Co. Ltd.	5,060,000	5,880,761
GSX Techedu Inc., ADR(a)(c)	277,876	17,864,648
Guangdong Haid Group Co. Ltd., Class A	469,927	4,020,120
Guangdong Investment Ltd.	11,026,110	18,318,774
Guangzhou Automobile Group Co. Ltd., Class H	10,861,838	11,684,970
Guangzhou Baiyun International Airport Co. Ltd., Class A	693,891	1,584,994
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	485,195	2,256,395
Guangzhou Kingmed Diagnostics Group Co. Ltd.,
Class A	158,784	2,099,440
Guangzhou R&F Properties Co. Ltd., Class H	6,206,000	8,085,211
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	146,791	2,393,068
Guosen Securities Co. Ltd., Class A	1,656,242	3,458,501
Guotai Junan Securities Co. Ltd., Class A	2,203,540	6,269,085
Haidilao International Holding Ltd.(b)	2,913,000	19,106,875
Haier Electronics Group Co. Ltd.(c)	4,829,000	23,016,001
Haier Smart Home Co. Ltd., Class A	1,460,641	5,986,898
Haitian International Holdings Ltd.	2,552,000	6,929,326
Haitong Securities Co. Ltd., Class A	1,982,001	4,066,446
Haitong Securities Co. Ltd., Class H	10,180,800	8,759,231
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	2,076,702	14,413,936
Hangzhou Robam Appliances Co. Ltd., Class A	243,364	1,478,318
Hangzhou Tigermed Consulting Co. Ltd., Class A	193,500	3,352,457
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(b)	318,900	5,368,133
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	4,258,000	20,459,271
Hebei Construction Group Corp. Ltd., Class H	843,750	2,394,389

3

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Henan Shuanghui Investment & Development Co. Ltd., Class A	719,200	$5,040,996
Hengan International Group Co. Ltd.	2,468,500	17,035,118
Hengli Petrochemical Co. Ltd., Class A	1,441,891	5,717,207
Hengtong Optic-Electric Co. Ltd., Class A	795,053	1,789,487
Hengyi Petrochemical Co. Ltd., Class A	1,465,829	2,829,205
Hithink RoyalFlush Information Network Co. Ltd., Class A	142,600	3,100,382
Hopson Development Holdings Ltd.	2,394,000	6,253,273
Hua Hong Semiconductor Ltd.(a)(b)	1,732,000	8,590,184
Huadong Medicine Co. Ltd., Class A	579,105	2,434,372
Hualan Biological Engineering Inc., Class A	509,676	3,333,833
Huaneng Power International Inc., Class H	15,332,000	6,012,161
Huatai Securities Co. Ltd., Class A	1,681,609	4,932,416
Huatai Securities Co. Ltd., Class H(b)	3,175,800	4,964,940
Huaxia Bank Co. Ltd., Class A	3,846,980	3,817,777
Huaxin Cement Co. Ltd., Class A	448,806	1,671,781
Huayu Automotive Systems Co. Ltd., Class A	737,168	3,502,135
Huazhu Group Ltd., ADR(c)	583,032	29,023,333
Hubei Biocause Pharmaceutical Co. Ltd., Class A	2,201,899	1,756,848
Hundsun Technologies Inc., Class A	284,432	3,822,570
Hutchison China MediTech Ltd., ADR(a)	254,987	7,904,597
HUYA Inc., ADR(a)(c)	232,345	4,807,218
Iflytek Co. Ltd., Class A	557,175	3,236,382
Industrial & Commercial Bank of China Ltd., Class A	12,997,262	10,508,504
Industrial & Commercial Bank of China Ltd., Class H	214,730,085	136,275,010
Industrial Bank Co. Ltd., Class A	4,550,422	14,536,565
Industrial Securities Co. Ltd., Class A	2,881,051	3,945,056
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	15,299,900	2,813,529
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,547,600	1,241,853
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,304,670	7,492,987
Innovent Biologics Inc.(a)(b)	3,475,000	22,882,780
Inspur Electronic Information Industry Co. Ltd., Class A	374,490	1,593,587
iQIYI Inc., ADR(a)	819,963	18,334,373
Jafron Biomedical Co. Ltd., Class A	264,627	2,624,171
JD.com Inc., ADR(a)	3,098,861	264,487,786
Jiangsu Expressway Co. Ltd., Class H	4,888,000	5,498,015
Jiangsu Hengli Hydraulic Co. Ltd., Class A	332,588	4,626,445
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,260,518	16,473,065
Jiangsu King’s Luck Brewery JSC Ltd., Class A	419,586	3,100,369
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	339,150	9,174,644
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,348,387	2,026,694
Jiangxi Copper Co. Ltd., Class A	461,700	1,543,690
Jiangxi Copper Co. Ltd., Class H	5,018,000	8,220,393
Jiangxi Zhengbang Technology Co. Ltd., Class A	659,824	1,871,187
Jinke Properties Group Co. Ltd., Class A	1,970,682	2,389,994
Jinxin Fertility Group Ltd.(b)	4,522,000	7,886,158
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	287,525	2,648,921
JOYY Inc.(c)	214,399	19,096,519
Juewei Food Co. Ltd., Class A	212,214	2,285,994
Kaisa Group Holdings Ltd.	9,493,000	4,995,994

Security	Shares	Value

China (continued)
KE Holdings Inc.(a)	329,271	$21,511,274
Kingboard Holdings Ltd.	2,718,500	10,414,634
Kingboard Laminates Holdings Ltd.	4,227,500	6,838,162
Kingdee International Software Group Co. Ltd.	8,746,000	30,516,517
Kingsoft Cloud Holdings Ltd., ADR(a)	192,477	7,743,350
Kingsoft Corp. Ltd.(c)	3,114,000	15,625,231
Koolearn Technology Holding Ltd.(a)(b)(c)	902,000	3,676,646
Kunlun Energy Co. Ltd.	14,090,000	10,614,073
Kweichow Moutai Co. Ltd., Class A	274,087	71,392,708
KWG Group Holdings Ltd.	4,842,000	6,620,471
Lee & Man Paper Manufacturing Ltd.	5,210,000	4,233,860
Lenovo Group Ltd.	26,348,000	18,794,510
Lens Technology Co. Ltd., Class A	1,026,600	5,120,557
Lepu Medical Technology Beijing Co. Ltd., Class A	493,435	2,167,981
Li Ning Co. Ltd.	7,703,500	41,734,537
Lingyi iTech Guangdong Co., Class A	1,443,780	3,117,974
Logan Group Co. Ltd.	5,294,000	8,863,737
Longfor Group Holdings Ltd.(b)	6,458,500	42,320,774
LONGi Green Energy Technology Co. Ltd., Class A	854,841	8,925,231
Lufax Holding Ltd., ADR(a)(c)	627,475	10,334,513
Luxshare Precision Industry Co. Ltd., Class A	1,594,346	12,524,676
Luye Pharma Group Ltd.(b)(c)	6,230,500	3,632,617
Luzhou Laojiao Co. Ltd., Class A	360,839	10,053,665
Mango Excellent Media Co. Ltd., Class A	461,000	4,803,404
Maxscend Microelectronics Co. Ltd., Class A	32,200	2,755,127
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	1,082,180	2,075,565
Meituan, Class B(a)	12,919,800	483,294,679
Metallurgical Corp. of China Ltd., Class A	7,632,390	3,247,850
Microport Scientific Corp.	2,512,000	10,838,620
Minth Group Ltd.	2,516,000	12,494,808
Momo Inc., ADR	563,133	8,097,853
Muyuan Foods Co. Ltd., Class A	864,185	10,112,880
NanJi E-Commerce Co. Ltd., Class A	549,600	1,385,704
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	270,697	1,530,396
Nanjing Securities Co. Ltd., Class A	783,900	1,553,516
NARI Technology Co. Ltd., Class A	1,096,124	3,929,751
NAURA Technology Group Co. Ltd., Class A	119,100	3,113,276
NavInfo Co. Ltd., Class A	690,400	1,620,039
NetEase Inc., ADR	1,483,397	134,054,587
New China Life Insurance Co. Ltd., Class A	658,392	6,126,694
New China Life Insurance Co. Ltd., Class H	2,818,800	11,835,142
New Hope Liuhe Co. Ltd., Class A	1,011,397	3,991,821
New Oriental Education & Technology Group Inc., ADR(a)	545,028	89,847,866
Nine Dragons Paper Holdings Ltd.	6,222,000	8,170,262
Ninestar Corp., Class A	324,500	1,463,220
Ningbo Joyson Electronic Corp., Class A	313,500	1,183,972
NIO Inc., ADR(a)(c)	3,834,575	193,761,075
Noah Holdings Ltd.(a)(c)	126,481	3,743,838
Offcn Education Technology Co. Ltd., Class A	368,000	2,017,863
OFILM Group Co. Ltd., Class A	749,865	1,749,318
Orient Securities Co. Ltd., Class A	1,566,086	2,763,282
Oriental Pearl Group Co. Ltd., Class A	1,276,200	1,844,492
Ovctek China Inc., Class A	251,700	2,448,164
People’s Insurance Co. Group of China Ltd. (The), Class A	1,208,400	1,272,686

4

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
People’s Insurance Co. Group of China Ltd. (The), Class H	17,385,000	$5,494,131
Perfect World Co. Ltd., Class A	534,800	2,190,421
PetroChina Co. Ltd., Class A	4,644,000	3,041,914
PetroChina Co. Ltd., Class H	66,752,000	21,267,648
Pharmaron Beijing Co. Ltd., Class H(b)	450,100	5,463,323
PICC Property & Casualty Co. Ltd., Class H	25,045,192	20,675,812
Pinduoduo Inc., ADR(a)(c)	1,364,385	189,390,282
Ping An Bank Co. Ltd., Class A	4,360,267	13,080,900
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,897,200	23,211,792
Ping An Insurance Group Co. of China Ltd., Class A	2,299,784	31,466,737
Ping An Insurance Group Co. of China Ltd., Class H	21,226,500	249,159,819
Poly Developments and Holdings Group Co. Ltd., Class A	2,720,584	7,119,880
Poly Property Services Co. Ltd.	397,200	2,892,221
Postal Savings Bank of China Co. Ltd., Class A	1,343,900	1,068,184
Postal Savings Bank of China Co. Ltd., Class H(b)	35,067,000	19,812,120
Power Construction Corp. of China Ltd., Class A	4,069,400	2,609,878
RiseSun Real Estate Development Co. Ltd., Class A	2,098,500	2,331,330
Rongsheng Petro Chemical Co. Ltd., Class A	1,478,372	5,778,726
SAIC Motor Corp. Ltd., Class A	1,676,106	6,752,873
Sanan Optoelectronics Co. Ltd., Class A	1,014,800	4,140,971
Sangfor Technologies Inc., Class A	87,900	2,694,196
Sany Heavy Industry Co. Ltd., Class A	2,011,552	9,388,333
SDIC Capital Co. Ltd., Class A	1,141,100	2,559,691
SDIC Power Holdings Co. Ltd., Class A	1,835,290	2,641,387
Seazen Group Ltd.	8,074,000	7,134,073
Seazen Holdings Co. Ltd., Class A	536,573	2,888,383
Semiconductor Manufacturing International Corp.(a)	14,478,499	40,433,344
SF Holding Co. Ltd., Class A	777,935	9,458,248
SG Micro Corp., Class A	34,900	1,649,860
Shaanxi Coal Industry Co. Ltd., Class A	2,199,570	3,489,922
Shandong Gold Mining Co. Ltd., Class A	919,156	3,330,220
Shandong Gold Mining Co. Ltd., Class H(b)	1,876,250	4,240,168
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(c)	9,152,000	18,935,579
Shanghai Baosight Software Co. Ltd., Class A	257,630	2,368,413
Shanghai Construction Group Co. Ltd., Class A	6,122,095	2,856,379
Shanghai Electric Group Co. Ltd., Class A(a)	2,578,000	2,076,520
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	463,300	3,661,365
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,688,000	7,098,201
Shanghai International Airport Co. Ltd., Class A	240,898	2,874,689
Shanghai International Port Group Co. Ltd., Class A	3,420,099	2,406,562
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	4,476,106	3,482,410
Shanghai M&G Stationery Inc., Class A	301,737	3,336,558
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	425,600	1,300,742
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,261,400	3,827,097
Shanghai Pudong Development Bank Co. Ltd., Class A	6,278,496	9,599,111
Shanghai RAAS Blood Products Co. Ltd., Class A	1,263,800	1,621,057

Security	Shares	Value

China (continued)
Shanxi Meijin Energy Co. Ltd., Class A(a)	1,163,900	$1,261,196
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	224,000	8,193,424
Shengyi Technology Co. Ltd., Class A	590,800	2,505,981
Shennan Circuits Co. Ltd., Class A	128,640	2,086,799
Shenwan Hongyuan Group Co. Ltd., Class A	6,940,070	5,695,541
Shenzhen Goodix Technology Co. Ltd., Class A	93,100	2,361,758
Shenzhen Inovance Technology Co. Ltd., Class A	414,700	4,852,909
Shenzhen International Holdings Ltd.	3,942,000	6,478,050
Shenzhen Investment Ltd.	11,946,000	4,360,810
Shenzhen Kangtai Biological Products Co. Ltd., Class A	174,186	3,607,107
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	225,732	11,573,141
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,110,500	3,441,430
Shenzhen Sunway Communication Co. Ltd., Class A	285,840	2,036,517
Shenzhou International Group Holdings Ltd.	3,019,400	51,099,036
Shimao Group Holdings Ltd.	4,416,000	16,462,096
Sichuan Chuantou Energy Co. Ltd., Class A	1,962,560	3,110,890
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	523,678	1,640,287
Sichuan Swellfun Co. Ltd., Class A	172,293	1,832,918
Silergy Corp.	277,000	21,574,950
SINA Corp.(a)(c)	217,681	9,432,118
Sino Biopharmaceutical Ltd.	36,833,750	37,059,432
Sinopharm Group Co. Ltd., Class H	4,910,400	12,135,861
Sinotruk Hong Kong Ltd.	2,622,500	6,508,468
Smoore International Holdings Ltd.(a)(b)	1,231,000	7,939,374
Songcheng Performance Development Co. Ltd., Class A	1,002,313	2,936,891
Spring Airlines Co. Ltd., Class A	475,073	3,667,765
SSY Group Ltd.	5,984,000	3,658,711
Sun Art Retail Group Ltd.	9,023,000	9,474,004
Sunac China Holdings Ltd.	9,396,000	35,996,285
Suning.com Co. Ltd., Class A	2,484,738	3,455,247
Sunny Optical Technology Group Co. Ltd.	2,543,400	49,998,602
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	453,500	1,885,692
TAL Education Group, ADR(a)(c)	1,359,973	95,279,708
TCL Technology Group Corp., Class A	4,104,555	4,372,819
Tencent Holdings Ltd.	20,611,600	1,496,850,152
Tencent Music Entertainment Group, ADR(a)	1,345,935	22,557,871
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	769,993	2,610,741
Tianma Microelectronics Co. Ltd., Class A	750,979	1,749,635
Tianqi Lithium Corp., Class A(a)	431,604	1,825,476
Tingyi Cayman Islands Holding Corp.	7,420,000	12,519,007
Tongcheng-Elong Holdings Ltd.(a)	3,053,200	5,694,843
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	726,700	1,492,066
Tongwei Co. Ltd., Class A	967,384	4,528,215
Topchoice Medical Corp., Class A(a)	115,100	3,668,009
Topsports International Holdings Ltd.(b)	4,490,000	6,683,599
Transfar Zhilian Co. Ltd., Class A	1,328,098	1,132,323
TravelSky Technology Ltd., Class H	3,604,000	8,172,631
Trip.com Group Ltd., ADR(a)(c)	1,686,162	56,638,182
Tsingtao Brewery Co. Ltd., Class A	283,500	3,920,774
Tsingtao Brewery Co. Ltd., Class H	1,682,000	16,337,259

5

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Unigroup Guoxin Microelectronics Co. Ltd., Class A	165,600	$2,528,062
Uni-President China Holdings Ltd.	5,081,000	4,581,256
Unisplendour Corp. Ltd., Class A	625,288	2,124,855
Venustech Group Inc., Class A	344,103	1,543,246
Vinda International Holdings Ltd.	1,299,000	3,711,429
Vipshop Holdings Ltd., ADR(a)(c)	1,593,241	40,691,375
Walvax Biotechnology Co. Ltd., Class A	401,494	2,617,663
Wanda Film Holding Co. Ltd., Class A(a)	360,652	1,048,530
Wanhua Chemical Group Co. Ltd., Class A	735,591	9,077,575
Want Want China Holdings Ltd.(c)	19,045,000	12,995,556
Weibo Corp., ADR(a)(c)	208,683	8,816,857
Weichai Power Co. Ltd., Class A	1,491,244	3,782,531
Weichai Power Co. Ltd., Class H	7,253,800	14,802,337
Wens Foodstuffs Group Co. Ltd., Class A	1,436,890	4,214,618
Western Securities Co. Ltd., Class A	1,297,680	1,893,286
Wharf Holdings Ltd. (The)	5,124,000	12,676,984
Will Semiconductor Co. Ltd., Class A	198,200	6,489,443
Wingtech Technology Co. Ltd., Class A	284,400	4,555,621
Winning Health Technology Group Co. Ltd., Class A	660,024	1,579,857
Wuhan Guide Infrared Co. Ltd., Class A	403,990	2,331,249
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	529,788	2,103,870
Wuliangye Yibin Co. Ltd., Class A	864,528	33,372,611
WUS Printed Circuit Kunshan Co. Ltd., Class A	463,783	1,401,227
WuXi AppTec Co. Ltd., Class A	548,808	8,618,353
WuXi AppTec Co. Ltd., Class H(b)	910,192	13,619,126
Wuxi Biologics Cayman Inc., New(b)	11,023,500	109,346,295
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	280,625	2,687,708
XCMG Construction Machinery Co. Ltd., Class A	3,405,569	2,815,568
Xiaomi Corp., Class B(a)(b)	44,279,000	151,356,788
Xinhu Zhongbao Co. Ltd., Class A	2,401,650	1,193,534
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,681,993	3,197,856
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(c)	1,877,246	3,007,468
Xinyi Solar Holdings Ltd.	14,906,000	27,187,467
XPeng Inc., ADR(a)(c)	381,811	22,435,214
Yadea Group Holdings Ltd.(b)	3,886,000	7,027,632
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	330,698	1,859,060
Yanzhou Coal Mining Co. Ltd., Class H	6,574,800	5,419,280
Yealink Network Technology Corp. Ltd., Class A	225,280	2,358,611
Yifeng Pharmacy Chain Co. Ltd., Class A	192,459	2,954,765
Yihai International Holding Ltd.(c)	1,782,000	20,882,902
Yonghui Superstores Co. Ltd., Class A	2,343,600	2,785,272
Yonyou Network Technology Co. Ltd., Class A	791,151	5,254,341
Yuexiu Property Co. Ltd.	25,002,000	5,192,289
Yum China Holdings Inc.	1,420,751	80,101,941
Yunda Holding Co. Ltd., Class A	645,204	1,686,564
Yunnan Baiyao Group Co. Ltd., Class A	326,701	4,730,249
Yunnan Energy New Material Co. Ltd., Class A	188,400	2,763,603
Zai Lab Ltd., ADR(a)	250,655	27,767,561
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	158,550	5,036,531
Zhaojin Mining Industry Co. Ltd., Class H	4,181,000	5,371,527
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	1,114,078	1,327,422
Zhejiang Chint Electrics Co. Ltd., Class A	805,723	4,020,074

Security	Shares	Value

China (continued)
Zhejiang Dahua Technology Co. Ltd., Class A	1,068,084	$3,390,949
Zhejiang Expressway Co. Ltd., Class H	5,914,000	4,210,936
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	375,894	1,756,090
Zhejiang Huayou Cobalt Co. Ltd., Class A(a)	286,294	2,276,446
Zhejiang Longsheng Group Co. Ltd., Class A	727,500	1,647,391
Zhejiang NHU Co. Ltd., Class A	835,678	4,038,718
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,064,317	3,788,221
Zhejiang Supor Co. Ltd., Class A	240,682	2,556,443
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	172,947	1,536,559
Zhengzhou Yutong Bus Co. Ltd., Class A	1,005,867	2,656,854
Zhenro Properties Group Ltd.(c)	5,163,000	3,183,378
Zheshang Securities Co. Ltd., Class A	656,200	1,644,502
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	1,399,700	6,761,530
Zhongji Innolight Co. Ltd., Class A	163,900	1,219,296
Zhongsheng Group Holdings Ltd.	2,139,500	16,061,774
Zhuzhou CRRC Times Electric Co. Ltd., Class H	2,062,100	6,490,195
Zijin Mining Group Co. Ltd., Class A	5,052,300	7,133,165
Zijin Mining Group Co. Ltd., Class H	20,846,000	20,785,499
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,670,468	2,173,148
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	5,142,600	5,366,480
ZTE Corp., Class A	857,100	4,523,907
ZTE Corp., Class H	2,840,800	7,328,733
ZTO Express Cayman Inc., ADR	1,445,865	40,831,228

		10,690,505,061

Colombia — 0.1%
Bancolombia SA	883,381	6,818,203
Ecopetrol SA	18,563,760	10,771,938
Grupo de Inversiones Suramericana SA	512,008	3,055,247
Interconexion Electrica SA ESP	1,701,868	10,772,278

		31,417,666

Czech Republic — 0.1%
CEZ AS	577,558	12,252,396
Komercni Banka AS(a)	280,999	7,526,514
Moneta Money Bank AS(a)(b)	1,887,438	5,639,127

		25,418,037

Egypt — 0.1%
Commercial International Bank Egypt SAE	4,674,215	18,535,988
Eastern Co. SAE	4,643,222	3,190,181
EISewedy Electric Co.	3,669,043	2,130,337

		23,856,506

Greece — 0.1%
FF Group(a)(d)	246,892	2,953
Hellenic Telecommunications Organization SA	872,163	14,574,634
JUMBO SA	419,090	7,514,715
OPAP SA	732,748	8,283,046

		30,375,348

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC(a)(c)	1,558,026	10,452,994
OTP Bank Nyrt(a)	765,979	30,441,345
Richter Gedeon Nyrt	548,653	13,022,343

		53,916,682

India — 9.0%
ACC Ltd.	281,697	6,485,711

6

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Adani Green Energy Ltd.(a)	1,402,312	$21,518,607
Adani Ports & Special Economic Zone Ltd.	1,855,659	10,312,384
Ambuja Cements Ltd.	2,402,936	8,470,405
Apollo Hospitals Enterprise Ltd.	305,440	9,683,755
Asian Paints Ltd.	1,429,429	42,759,579
Aurobindo Pharma Ltd.	1,050,861	12,324,757
Avenue Supermarts Ltd.(a)(b)	572,806	17,706,372
Axis Bank Ltd.(a)	8,139,784	66,123,981
Bajaj Auto Ltd.	260,369	11,157,654
Bajaj Finance Ltd.	973,638	64,537,351
Bajaj Finserv Ltd.	143,155	16,931,265
Balkrishna Industries Ltd.	342,005	7,663,406
Bandhan Bank Ltd.(a)(b)	2,699,202	13,376,415
Berger Paints India Ltd.	860,013	7,522,301
Bharat Forge Ltd.	807,323	5,541,769
Bharat Petroleum Corp. Ltd.	2,425,321	12,215,643
Bharti Airtel Ltd.	4,571,475	28,596,314
Bharti Infratel Ltd.	1,252,184	3,696,210
Biocon Ltd.(a)	1,373,541	7,963,269
Britannia Industries Ltd.	370,633	18,207,029
Cipla Ltd.	1,530,986	15,414,002
Coal India Ltd.	4,411,954	7,479,731
Colgate-Palmolive India Ltd.	363,457	7,429,013
Container Corp. of India Ltd.	810,142	4,442,004
Dabur India Ltd.	1,963,679	13,252,720
Divi’s Laboratories Ltd.	459,663	22,376,654
DLF Ltd.	2,185,769	5,525,205
Dr. Reddy’s Laboratories Ltd.	426,814	27,831,054
Eicher Motors Ltd.	491,547	16,823,693
GAIL India Ltd.	5,856,098	8,117,187
Godrej Consumer Products Ltd.	1,491,956	14,097,341
Grasim Industries Ltd.	1,095,528	12,955,134
Havells India Ltd.	633,094	6,851,029
HCL Technologies Ltd.	3,955,827	43,913,719
HDFC Asset Management Co. Ltd.(b)	154,312	5,290,132
HDFC Life Insurance Co. Ltd.(a)(b)	2,574,800	22,488,050
Hero MotoCorp Ltd.	409,122	17,174,768
Hindalco Industries Ltd.	5,036,468	15,393,765
Hindustan Petroleum Corp. Ltd.	2,257,089	6,380,577
Hindustan Unilever Ltd.	2,968,234	85,700,774
Housing Development Finance Corp. Ltd.	6,112,364	186,223,597
ICICI Bank Ltd.(a)	18,409,038	117,666,208
ICICI Lombard General Insurance Co. Ltd.(b)	739,979	14,502,564
ICICI Prudential Life Insurance Co. Ltd.(b)	1,260,382	7,517,404
Indian Oil Corp. Ltd.	6,773,307	7,737,656
Indraprastha Gas Ltd.	1,174,099	7,870,001
Info Edge India Ltd.	240,387	13,978,436
Infosys Ltd.	12,251,841	181,983,629
InterGlobe Aviation Ltd.(a)(b)	343,315	7,019,400
Ipca Laboratories Ltd.	220,933	6,464,094
ITC Ltd.	10,838,838	28,342,523
JSW Steel Ltd.	3,099,643	14,657,709
Jubilant Foodworks Ltd.	274,020	9,253,361
Kotak Mahindra Bank Ltd.(a)	1,969,342	50,714,587
Larsen & Toubro Infotech Ltd.(b)	178,842	7,728,921
Larsen & Toubro Ltd.	2,411,406	36,547,383
LIC Housing Finance Ltd.	94,920	421,689
Lupin Ltd.	827,372	9,963,377
Mahindra & Mahindra Ltd.	2,949,262	28,753,375
Marico Ltd.	1,637,965	8,132,733

Security	Shares	Value

India (continued)
Maruti Suzuki India Ltd.	496,707	$47,190,225
Motherson Sumi Systems Ltd.	3,968,918	7,934,486
MRF Ltd.	7,456	7,826,745
Muthoot Finance Ltd.	461,323	7,176,222
Nestle India Ltd.	124,138	29,986,645
NTPC Ltd.	15,009,173	19,193,096
Oil & Natural Gas Corp. Ltd.	9,123,619	9,671,082
Page Industries Ltd.	20,673	6,352,105
Petronet LNG Ltd.	2,378,055	8,068,007
PI Industries Ltd.	271,382	8,092,767
Pidilite Industries Ltd.	501,838	10,453,003
Piramal Enterprises Ltd.	351,250	6,583,781
Power Grid Corp. of India Ltd.	7,124,325	18,509,176
REC Ltd.	2,536,615	4,159,972
Reliance Industries Ltd.	10,254,317	267,212,841
SBI Life Insurance Co. Ltd.(a)(b)	1,456,591	16,640,713
Shree Cement Ltd.	33,466	10,984,033
Shriram Transport Finance Co. Ltd.	671,225	9,699,991
Siemens Ltd.	253,600	5,182,695
State Bank of India(a)	6,529,635	21,535,837
Sun Pharmaceutical Industries Ltd.	3,108,951	21,479,548
Tata Consultancy Services Ltd.	3,376,672	122,181,438
Tata Consumer Products Ltd.	2,124,963	15,437,321
Tata Motors Ltd.(a)	6,039,452	14,707,944
Tata Steel Ltd.	2,293,842	17,883,024
Tech Mahindra Ltd.	2,289,534	27,108,825
Titan Co. Ltd.	1,208,390	22,210,961
Torrent Pharmaceuticals Ltd.	180,281	6,366,145
Trent Ltd.	657,090	6,391,114
UltraTech Cement Ltd.	418,617	27,144,216
United Spirits Ltd.(a)	1,104,953	8,182,378
UPL Ltd.	1,853,528	10,454,467
Vedanta Ltd.	6,781,802	11,057,846
Wipro Ltd.	4,191,168	19,836,332
Yes Bank Ltd.(a)	26,055,567	5,171,972
Zee Entertainment Enterprises Ltd.	3,159,138	8,222,451

		2,363,498,780

Indonesia — 1.4%
Ace Hardware Indonesia Tbk PT	15,342,000	1,722,172
Adaro Energy Tbk PT	55,122,100	5,426,326
Astra International Tbk PT	73,842,100	27,716,936
Bank Central Asia Tbk PT	34,899,200	76,681,847
Bank Mandiri Persero Tbk PT	68,625,400	30,740,485
Bank Negara Indonesia Persero Tbk PT	27,512,876	11,691,024
Bank Rakyat Indonesia Persero Tbk PT	197,291,010	57,147,325
Barito Pacific Tbk PT(a)	99,898,400	7,428,705
Charoen Pokphand Indonesia Tbk PT	27,639,545	11,891,660
Gudang Garam Tbk PT(a)	1,787,600	5,348,874
Indah Kiat Pulp & Paper Corp. Tbk PT	10,377,100	6,375,449
Indocement Tunggal Prakarsa Tbk PT	5,879,600	5,954,552
Indofood CBP Sukses Makmur Tbk PT	8,512,100	5,968,115
Indofood Sukses Makmur Tbk PT	16,087,600	8,089,374
Kalbe Farma Tbk PT	79,353,415	8,457,995
Merdeka Copper Gold Tbk PT(a)	33,111,500	4,549,314
Perusahaan Gas Negara Tbk PT	40,168,900	3,954,304
Sarana Menara Nusantara Tbk PT	77,746,500	6,029,208
Semen Indonesia Persero Tbk PT	11,069,900	9,172,651
Telekomunikasi Indonesia Persero Tbk PT	168,709,800	38,592,964
Unilever Indonesia Tbk PT	27,894,900	15,261,197

7

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
United Tractors Tbk PT	6,233,353	$10,153,479

		358,353,956

Kuwait — 0.5%
Agility Public Warehousing Co. KSC	2,735,744	5,751,458
Boubyan Bank KSCP	4,750,145	9,132,206
Gulf Bank KSCP	5,536,737	3,801,585
Kuwait Finance House KSCP	15,806,537	35,142,865
Mabanee Co. KPSC	1,932,622	3,942,966
Mobile Telecommunications Co. KSC	6,344,349	12,051,878
National Bank of Kuwait SAKP	23,565,341	64,720,897

		134,543,855

Luxembourg — 0.1%
Allegro.eu SA(a)(b)	939,818	19,325,446

Malaysia — 1.6%
AMMB Holdings Bhd	6,546,375	5,334,798
Axiata Group Bhd	10,390,500	9,054,068
CIMB Group Holdings Bhd	21,433,600	19,097,685
Dialog Group Bhd	14,319,412	12,653,383
DiGi.Com Bhd	11,746,900	11,533,530
Fraser & Neave Holdings Bhd	526,200	4,192,551
Gamuda Bhd	6,598,300	5,782,015
Genting Bhd	8,250,500	8,222,148
Genting Malaysia Bhd	11,313,400	6,803,591
Genting Plantations Bhd	1,164,300	2,714,985
HAP Seng Consolidated Bhd	2,354,100	4,767,139
Hartalega Holdings Bhd(c)	6,220,500	21,987,040
Hong Leong Bank Bhd	2,517,900	10,617,948
Hong Leong Financial Group Bhd	915,400	3,684,968
IHH Healthcare Bhd	4,953,200	6,832,838
IOI Corp. Bhd	7,759,720	8,323,509
Kossan Rubber Industries	4,345,800	6,645,639
Kuala Lumpur Kepong Bhd	1,672,500	9,647,460
Malayan Banking Bhd	13,594,700	26,361,838
Malaysia Airports Holdings Bhd	4,001,800	5,117,668
Maxis Bhd(c)	8,930,800	10,741,512
MISC Bhd	4,731,800	7,886,333
Nestle Malaysia Bhd	268,300	8,824,791
Petronas Chemicals Group Bhd	9,011,700	14,201,059
Petronas Dagangan Bhd	1,011,700	5,155,349
Petronas Gas Bhd	2,707,400	12,068,332
PPB Group Bhd	2,351,460	10,735,679
Press Metal Aluminium Holdings Bhd	5,574,000	9,577,320
Public Bank Bhd	10,266,330	43,847,359
QL Resources Bhd	3,512,700	5,483,744
RHB Bank Bhd	5,968,825	7,545,275
Sime Darby Bhd	10,136,973	5,747,768
Sime Darby Plantation Bhd	8,161,473	9,816,205
Supermax Corp. Bhd(a)	5,323,600	11,891,203
Telekom Malaysia Bhd(c)	4,274,900	5,288,536
Tenaga Nasional Bhd	8,224,150	20,348,412
Top Glove Corp. Bhd	17,137,500	29,950,663
Westports Holdings Bhd	3,619,400	3,820,182
YTL Corp. Bhd(a)	132,500	20,978

		412,325,501

Mexico — 1.8%
Alfa SAB de CV, Class A	10,842,700	8,558,398
America Movil SAB de CV, Series L, NVS	119,271,000	89,468,783
Arca Continental SAB de CV	1,591,336	7,785,953

Security	Shares	Value

Mexico (continued)
Becle SAB de CV(c)	1,536,600	$3,612,704
Cemex SAB de CV, CPO, NVS	55,976,273	25,549,163
Coca-Cola Femsa SAB de CV	1,888,393	8,531,097
Fibra Uno Administracion SA de CV	11,676,800	11,644,069
Fomento Economico Mexicano SAB de CV	6,804,600	49,271,023
Gruma SAB de CV, Class B	794,750	8,767,820
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	1,413,600	14,511,553
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)(c)	775,170	11,564,576
Grupo Bimbo SAB de CV, Series A(c)	5,893,200	12,501,835
Grupo Carso SAB de CV, Series A1(a)	1,778,441	4,049,832
Grupo Financiero Banorte SAB de CV, Class O(a)	9,258,756	46,480,962
Grupo Financiero Inbursa SAB de CV, Class O(a)	8,643,600	8,460,706
Grupo Mexico SAB de CV, Series B	11,443,888	41,638,913
Grupo Televisa SAB, CPO(a)	8,842,100	14,221,759
Industrias Penoles SAB de CV	519,963	7,650,923
Infraestructura Energetica Nova SAB de CV(a)	2,006,900	7,143,853
Kimberly-Clark de Mexico SAB de CV, Class A	5,621,000	8,940,504
Megacable Holdings SAB de CV, CPO	1,167,260	4,259,849
Orbia Advance Corp. SAB de CV	3,900,934	8,006,432
Promotora y Operadora de Infraestructura SAB de CV	868,065	6,948,740
Telesites SAB de CV(a)	4,429,600	4,625,956
Wal-Mart de Mexico SAB de CV	17,860,500	47,184,364

		461,379,767

Pakistan — 0.0%
Habib Bank Ltd.	2,360,060	1,926,543
MCB Bank Ltd.	1,641,244	1,822,975
Oil & Gas Development Co. Ltd.	2,678,320	1,670,002

		5,419,520

Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR	807,757	8,966,103
Credicorp Ltd.	248,107	38,186,148
Southern Copper Corp.	313,510	18,613,089

		65,765,340

Philippines — 0.8%
Aboitiz Equity Ventures Inc.	7,397,420	6,492,744
Aboitiz Power Corp.	5,264,464	2,819,466
Ayala Corp.	1,057,936	18,120,014
Ayala Land Inc.	28,173,100	22,266,593
Bank of the Philippine Islands	4,501,964	7,771,693
BDO Unibank Inc.	7,413,031	15,926,916
Globe Telecom Inc.	124,610	5,048,675
GT Capital Holdings Inc.	361,242	4,357,745
International Container Terminal Services Inc.	3,684,080	8,949,678
JG Summit Holdings Inc.	11,243,593	15,352,369
Jollibee Foods Corp.	1,678,749	6,599,076
Manila Electric Co.	804,860	4,713,989
Megaworld Corp.(a)	42,092,900	3,353,074
Metro Pacific Investments Corp.	54,003,500	4,605,124
Metropolitan Bank & Trust Co.	6,444,065	6,426,641
PLDT Inc.	318,958	8,716,947
Puregold Price Club Inc.	2,731,870	2,394,932
SM Investments Corp.	910,357	18,366,187
SM Prime Holdings Inc.	35,006,925	26,211,508
Universal Robina Corp.	3,317,040	9,796,582

		198,289,953

8

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Poland — 0.6%
Bank Polska Kasa Opieki SA(a)	675,494	$10,226,129
CD Projekt SA(a)	250,347	26,016,584
Cyfrowy Polsat SA	976,710	6,957,886
Dino Polska SA(a)(b)	183,690	12,360,357
Grupa Lotos SA	39,619	366,486
KGHM Polska Miedz SA(a)	514,005	20,434,030
LPP SA(a)	4,850	8,889,941
Orange Polska SA(a)	2,475,032	4,180,084
PGE Polska Grupa Energetyczna SA(a)	3,105,207	4,775,457
Polski Koncern Naftowy ORLEN SA	1,103,316	16,290,690
Polskie Gornictwo Naftowe i Gazownictwo SA	6,389,062	8,153,384
Powszechna Kasa Oszczednosci Bank Polski SA(a)	3,208,302	22,598,499
Powszechny Zaklad Ubezpieczen SA(a)	2,189,983	14,677,794
Santander Bank Polska SA(a)	130,182	6,043,668

		161,970,989

Qatar — 0.7%
Barwa Real Estate Co.	7,036,085	6,260,409
Commercial Bank PSQC (The)	7,564,728	8,869,695
Industries Qatar QSC	6,619,188	19,625,625
Masraf Al Rayan QSC	13,965,560	16,073,569
Mesaieed Petrochemical Holding Co.	16,485,383	9,291,357
Ooredoo QPSC	3,097,310	5,643,616
Qatar Electricity & Water Co. QSC	1,978,270	9,592,743
Qatar Fuel QSC	1,875,552	9,352,483
Qatar Gas Transport Co. Ltd.	6,098,384	5,324,169
Qatar International Islamic Bank QSC	1,921,740	4,596,636
Qatar Islamic Bank SAQ	4,393,331	19,728,543
Qatar National Bank QPSC	15,826,301	75,590,850

		189,949,695

Russia — 2.8%
Alrosa PJSC	9,359,450	10,761,012
Gazprom PJSC	40,668,629	96,989,058
Gazprom PJSC, ADR	591,006	2,748,178
Inter RAO UES PJSC	135,854,000	9,121,461
LUKOIL PJSC	1,465,300	96,371,322
Magnit PJSC, GDR	1,328,469	20,046,597
MMC Norilsk Nickel PJSC	223,957	62,817,457
Mobile TeleSystems PJSC, ADR	1,701,948	14,687,811
Moscow Exchange MICEX-RTS PJSC	5,002,920	10,001,262
Novatek PJSC, GDR	327,837	50,945,870
Novolipetskiy Metallurgicheskiy Kombinat PAO	4,369,700	10,989,514
PhosAgro PJSC, GDR	476,308	6,087,216
Polymetal International PLC	866,089	18,063,382
Polyus PJSC	123,418	23,430,785
Rosneft Oil Co. PJSC	4,318,797	25,268,025
Rosneft Oil Co. PJSC, GDR	43,628	253,392
Sberbank of Russia PJSC	38,412,591	125,363,793
Severstal PAO	732,647	10,723,205
Surgutneftegas PJSC	21,454,960	9,892,365
Surgutneftegas PJSC, ADR	580,200	2,617,862
Tatneft PJSC	4,876,453	31,236,839
VTB Bank PJSC	12,032,231,998	5,882,809
X5 Retail Group NV, GDR	459,102	16,327,695
Yandex NV, Class A(a)	1,071,471	75,217,979

		735,844,889

Saudi Arabia — 2.6%
Abdullah Al Othaim Markets Co.	130,605	4,429,413
Advanced Petrochemical Co.	339,538	5,567,532

Security	Shares	Value

Saudi Arabia (continued)
Al Rajhi Bank	4,379,549	$87,343,429
Alinma Bank(a)	3,981,753	17,134,723
Almarai Co. JSC	940,123	14,011,858
Arab National Bank	2,096,742	11,404,452
Bank AlBilad	1,342,003	9,446,190
Bank Al-Jazira	1,749,715	6,400,600
Banque Saudi Fransi	2,134,033	18,861,834
Bupa Arabia for Cooperative Insurance Co.(a)	222,144	7,439,153
Co for Cooperative Insurance (The)(a)	213,234	4,781,363
Dar Al Arkan Real Estate Development Co.(a)	2,191,974	5,137,165
Dr Sulaiman Al Habib Medical Services Group Co.	188,040	5,815,774
Emaar Economic City(a)	1,361,132	3,571,039
Etihad Etisalat Co.(a)	1,536,232	12,165,011
Jarir Marketing Co.	208,003	9,760,713
Mobile Telecommunications Co.(a)	808,210	2,934,949
National Commercial Bank	5,259,370	59,246,089
National Industrialization Co.(a)	1,290,912	4,495,097
Rabigh Refining & Petrochemical Co.(a)	839,071	3,176,774
Riyad Bank	4,858,530	26,970,243
Sahara International Petrochemical Co.	1,298,423	5,829,852
Samba Financial Group	3,499,175	28,828,590
Saudi Airlines Catering Co.	122,098	2,578,297
Saudi Arabian Fertilizer Co.	701,635	15,339,964
Saudi Arabian Mining Co.(a)	1,630,616	18,325,192
Saudi Arabian Oil Co.(b)	7,699,372	73,902,147
Saudi Basic Industries Corp.	3,239,157	83,686,427
Saudi British Bank (The)	2,578,020	18,661,879
Saudi Cement Co.	259,832	4,025,020
Saudi Electricity Co.	2,681,105	15,412,100
Saudi Industrial Investment Group	773,446	5,413,256
Saudi Kayan Petrochemical Co.(a)	3,109,777	9,933,112
Saudi Telecom Co.	2,165,201	62,232,354
Savola Group (The)	971,499	11,928,099
Yanbu National Petrochemical Co.	904,921	14,838,330

		691,028,020

Singapore — 0.0%
BOC Aviation Ltd.(b)	782,100	6,950,879

South Africa — 3.4%
Absa Group Ltd.	2,629,377	18,722,710
African Rainbow Minerals Ltd.	310,070	4,805,246
Anglo American Platinum Ltd.	202,777	14,755,863
AngloGold Ashanti Ltd.	1,471,287	31,026,200
Aspen Pharmacare Holdings Ltd.(a)	1,455,003	11,608,999
Bid Corp. Ltd.	1,255,869	22,669,546
Bidvest Group Ltd. (The)	1,015,860	10,709,155
Capitec Bank Holdings Ltd.(a)	256,087	21,437,094
Clicks Group Ltd.	923,326	14,007,171
Discovery Ltd.	1,499,711	11,938,577
Exxaro Resources Ltd.	945,330	7,286,547
FirstRand Ltd.	16,563,509	48,664,422
Gold Fields Ltd.	3,273,411	27,822,275
Growthpoint Properties Ltd.	10,511,055	8,061,786
Harmony Gold Mining Co. Ltd.(a)	1,871,497	7,651,053
Impala Platinum Holdings Ltd.	2,982,463	31,358,138
Kumba Iron Ore Ltd.	237,442	8,085,570
Mr. Price Group Ltd.	961,378	10,108,718
MTN Group Ltd.	6,255,760	26,775,320
MultiChoice Group	1,623,384	13,646,863
Naspers Ltd., Class N	1,555,633	314,514,038

9

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Nedbank Group Ltd.	1,365,561	$10,808,899
NEPI Rockcastle PLC	1,545,817	7,868,797
Northam Platinum Ltd.(a)	1,338,232	15,239,480
Old Mutual Ltd.	17,660,049	13,339,535
Rand Merchant Investment Holdings Ltd.	2,978,165	5,869,253
Reinet Investments SCA	569,052	10,142,096
Remgro Ltd.	1,896,204	11,294,214
Sanlam Ltd.	5,334,276	19,112,227
Sasol Ltd.(a)	2,083,441	16,260,970
Shoprite Holdings Ltd.	1,818,903	15,016,638
Sibanye Stillwater Ltd.	8,492,661	28,260,854
SPAR Group Ltd. (The)	699,108	8,624,873
Standard Bank Group Ltd.	4,354,204	34,082,434
Tiger Brands Ltd.	590,978	7,522,666
Vodacom Group Ltd.	2,329,299	18,547,097
Woolworths Holdings Ltd.	3,594,987	8,127,847

		895,773,171

South Korea — 11.8%
Alteogen Inc.(a)	65,048	9,446,671
Amorepacific Corp.	118,451	19,161,112
AMOREPACIFIC Group	109,245	5,192,975
BGF retail Co. Ltd.	30,339	3,440,915
Celltrion Healthcare Co. Ltd.(a)(c)	252,391	27,849,570
Celltrion Inc.(a)(c)	337,619	103,737,255
Celltrion Pharm Inc.(a)(c)	58,138	9,945,799
Cheil Worldwide Inc.	268,603	5,036,837
CJ CheilJedang Corp.	30,818	10,067,965
CJ Corp.	55,045	3,934,806
CJ ENM Co. Ltd.	41,201	4,959,535
CJ Logistics Corp.(a)	33,799	5,070,385
Coway Co. Ltd.(a)	182,010	11,415,204
Daelim Industrial Co. Ltd.	102,192	7,388,152
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	140,552	3,435,843
DB Insurance Co. Ltd.	185,469	7,374,846
Doosan Bobcat Inc.	188,373	5,115,547
Doosan Heavy Industries & Construction
Co. Ltd.(a)	649,268	9,828,059
Douzone Bizon Co. Ltd.	71,237	6,791,834
E-MART Inc.	70,717	9,841,777
Fila Holdings Corp.	184,499	6,886,095
GS Engineering & Construction Corp.	220,481	6,316,251
GS Holdings Corp.	189,660	6,007,485
GS Retail Co. Ltd.(c)	100,300	3,059,170
Hana Financial Group Inc.	1,026,960	31,415,296
Hankook Tire & Technology Co. Ltd.	273,228	8,074,245
Hanmi Pharm Co. Ltd.	24,559	7,956,623
Hanon Systems	690,027	9,384,941
Hanwha Corp.	141,783	3,305,771
Hanwha Solutions Corp.	391,244	16,883,016
HLB Inc.(a)(c)	162,886	13,410,072
Hotel Shilla Co. Ltd.	116,397	8,415,128
Hyundai Engineering & Construction Co. Ltd.	288,343	8,755,433
Hyundai Glovis Co. Ltd.	70,303	11,308,964
Hyundai Heavy Industries Holdings Co. Ltd.	36,207	9,145,413
Hyundai Marine & Fire Insurance Co. Ltd.	232,442	4,684,340
Hyundai Mobis Co. Ltd.	232,438	51,253,782
Hyundai Motor Co.	546,365	89,616,599
Hyundai Steel Co.	319,990	9,195,863
Industrial Bank of Korea	935,965	7,866,318

Security	Shares	Value

South Korea (continued)
Kakao Corp.	208,157	$69,225,770
Kangwon Land Inc.	421,139	8,544,187
KB Financial Group Inc.	1,390,331	56,980,264
Kia Motors Corp.	937,076	48,947,624
KMW Co. Ltd.(a)(c)	98,219	6,523,968
Korea Aerospace Industries Ltd.	277,050	5,821,167
Korea Electric Power Corp.(a)	939,071	18,203,491
Korea Gas Corp.	101,174	2,592,095
Korea Investment Holdings Co. Ltd.	156,281	10,465,340
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	143,035	13,313,998
Korea Zinc Co. Ltd.	32,013	10,964,644
Korean Air Lines Co. Ltd.(a)	289,682	6,675,605
KT&G Corp.	384,295	28,651,518
Kumho Petrochemical Co. Ltd.	68,717	8,631,931
LG Chem Ltd.	163,850	118,458,271
LG Corp.	345,486	22,042,666
LG Display Co. Ltd.(a)	859,908	11,850,885
LG Electronics Inc.	387,949	29,975,726
LG Household & Health Care Ltd.	32,874	44,978,750
LG Innotek Co. Ltd.	54,114	7,580,019
LG Uplus Corp.	728,271	7,864,840
Lotte Chemical Corp.	63,368	16,149,090
Lotte Corp.	99,508	3,183,393
Lotte Shopping Co. Ltd.	41,500	3,806,651
Meritz Securities Co. Ltd.	1,004,839	3,350,825
Mirae Asset Daewoo Co. Ltd.	1,154,596	9,891,618
NAVER Corp.	440,968	110,585,712
NCSoft Corp.	58,846	43,075,559
Netmarble Corp.(a)(b)(c)	81,397	9,194,908
NH Investment & Securities Co. Ltd.	458,935	4,458,498
Orion Corp./Republic of Korea	90,335	9,673,939
Ottogi Corp.	5,213	2,619,338
Pan Ocean Co. Ltd.(a)	1,035,905	3,978,669
Pearl Abyss Corp.(a)	23,479	4,394,289
POSCO	257,511	54,455,356
POSCO Chemical Co. Ltd.	81,995	6,780,121
S-1 Corp.	66,364	4,725,935
Samsung Biologics Co. Ltd.(a)(b)	58,984	41,897,270
Samsung C&T Corp.	292,168	31,816,225
Samsung Card Co. Ltd.	111,658	3,340,003
Samsung Electro-Mechanics Co. Ltd.	207,374	29,235,321
Samsung Electronics Co. Ltd.	17,080,728	1,029,582,538
Samsung Engineering Co. Ltd.(a)	586,462	7,234,383
Samsung Fire & Marine Insurance Co. Ltd.	114,462	19,446,800
Samsung Heavy Industries Co. Ltd.(a)	1,755,946	10,838,291
Samsung Life Insurance Co. Ltd.	260,158	16,763,152
Samsung SDI Co. Ltd.	196,614	94,704,498
Samsung SDS Co. Ltd.	101,052	15,798,650
Samsung Securities Co. Ltd.	231,372	8,248,724
Seegene Inc.	65,571	11,134,419
Shin Poong Pharmaceutical Co. Ltd.(a)(c)	100,782	12,022,253
Shinhan Financial Group Co. Ltd.	1,546,468	45,001,373
Shinsegae Inc.	27,592	5,747,554
SK Biopharmaceuticals Co. Ltd.(a)	49,150	8,328,250
SK Chemicals Co. Ltd.	26,615	10,246,252
SK Holdings Co. Ltd.	130,063	24,859,540
SK Hynix Inc.	1,943,874	171,278,040
SK Innovation Co. Ltd.	206,048	32,213,912
SK Telecom Co. Ltd.	135,410	29,063,192

10

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
S-Oil Corp.(c)	167,436	$10,531,423
Woori Financial Group Inc.	2,010,227	17,857,784
Yuhan Corp.	178,793	10,405,557

		3,108,187,956

Taiwan — 12.3%
Accton Technology Corp.	1,899,000	15,923,551
Acer Inc.(c)	10,657,121	8,655,814
Advantech Co. Ltd.	1,432,455	15,428,951
Airtac International Group	463,000	13,482,677
ASE Technology Holding Co. Ltd.(c)	11,249,110	30,231,798
Asia Cement Corp.(c)	8,099,077	12,303,834
ASMedia Technology Inc.(c)	86,000	4,963,424
Asustek Computer Inc.	2,505,968	21,892,326
AU Optronics Corp.(a)(c)	32,123,000	13,749,692
Catcher Technology Co. Ltd.	2,513,210	16,576,914
Cathay Financial Holding Co. Ltd.	26,764,710	37,936,823
Chailease Holding Co. Ltd.	4,520,990	24,744,301
Chang Hwa Commercial Bank Ltd.	20,783,653	12,979,529
Cheng Shin Rubber Industry Co. Ltd.(c)	6,854,128	10,220,172
Chicony Electronics Co. Ltd.(c)	2,213,998	6,633,644
China Development Financial Holding Corp.	47,862,848	14,978,918
China Life Insurance Co. Ltd.	10,691,679	8,496,326
China Steel Corp.	42,173,313	33,735,691
Chunghwa Telecom Co. Ltd.	13,542,410	51,551,670
Compal Electronics Inc.(c)	13,808,908	9,350,475
CTBC Financial Holding Co. Ltd.	61,693,772	41,450,249
Delta Electronics Inc.	6,901,000	54,355,741
E.Sun Financial Holding Co. Ltd.	40,241,186	35,507,967
Eclat Textile Co. Ltd.	712,427	9,998,098
Eva Airways Corp.	93,000	41,275
Evergreen Marine Corp. Taiwan Ltd.(a)	8,671,810	7,514,909
Far Eastern New Century Corp.(c)	10,936,038	10,513,023
Far EasTone Telecommunications Co. Ltd.	5,575,000	12,127,006
Feng TAY Enterprise Co. Ltd.	1,455,137	9,368,218
First Financial Holding Co. Ltd.	37,844,586	28,281,368
Formosa Chemicals & Fibre Corp.	12,995,090	35,106,462
Formosa Petrochemical Corp.	4,336,000	13,767,494
Formosa Plastics Corp.(c)	13,758,280	41,126,408
Formosa Taffeta Co. Ltd.	13,000	13,980
Foxconn Technology Co. Ltd.(c)	3,530,637	6,515,622
Fubon Financial Holding Co. Ltd.	21,619,969	33,602,829
Giant Manufacturing Co. Ltd.	1,122,203	11,122,615
Globalwafers Co. Ltd.(c)	814,000	15,935,865
Highwealth Construction Corp.	3,298,487	5,149,817
Hiwin Technologies Corp.	914,278	9,799,559
Hon Hai Precision Industry Co. Ltd.	43,860,873	126,646,780
Hotai Motor Co. Ltd.	1,087,000	24,445,821
Hua Nan Financial Holdings Co. Ltd.	31,265,327	19,909,330
Innolux Corp.(c)	30,796,002	10,858,690
Inventec Corp.(c)	9,098,281	7,437,591
Largan Precision Co. Ltd.(c)	347,000	39,262,345
Lite-On Technology Corp.	7,733,246	13,036,838
MediaTek Inc.	5,413,338	133,707,217
Mega Financial Holding Co. Ltd.	38,383,162	38,312,462
Micro-Star International Co. Ltd.	2,519,000	11,047,277
Nan Ya Plastics Corp.	18,438,160	41,530,738
Nanya Technology Corp.	4,586,000	11,649,027
Nien Made Enterprise Co. Ltd.	623,000	7,355,127
Novatek Microelectronics Corp.(c)	2,155,000	22,606,613
Oneness Biotech Co. Ltd.(a)	699,000	7,013,911

Security	Shares	Value

Taiwan (continued)
Pegatron Corp.	7,084,414	$16,230,585
Phison Electronics Corp.(c)	565,535	6,408,835
Pou Chen Corp.	8,641,220	9,474,191
Powertech Technology Inc.	2,742,300	8,851,560
President Chain Store Corp.	1,642,000	14,920,726
Quanta Computer Inc.	10,267,000	27,736,479
Realtek Semiconductor Corp.	1,801,637	23,450,832
Ruentex Development Co. Ltd.(c)	3,273,687	4,829,701
Shanghai Commercial & Savings Bank Ltd. (The)	12,677,318	17,346,387
Shin Kong Financial Holding Co. Ltd.(c)	40,886,582	12,322,278
SinoPac Financial Holdings Co. Ltd.	39,406,626	15,346,498
Standard Foods Corp.	1,721,615	3,769,100
Synnex Technology International Corp.	4,867,834	7,599,986
Taishin Financial Holding Co. Ltd.	35,970,877	16,848,038
Taiwan Business Bank(c)	18,792,817	6,560,426
Taiwan Cement Corp.(c)	18,062,725	27,186,770
Taiwan Cooperative Financial Holding Co. Ltd.	34,317,975	24,441,887
Taiwan High Speed Rail Corp.	7,388,000	8,152,008
Taiwan Mobile Co. Ltd.	4,964,600	16,912,996
Taiwan Semiconductor Manufacturing Co. Ltd.	88,404,000	1,490,329,690
Unimicron Technology Corp.	4,115,000	12,979,160
Uni-President Enterprises Corp.	16,741,839	38,179,793
United Microelectronics Corp.	41,149,000	58,469,766
Vanguard International Semiconductor Corp.(c)	3,325,000	12,248,926
Walsin Technology Corp.(c)	1,188,000	8,106,868
Win Semiconductors Corp.	1,256,000	14,762,214
Winbond Electronics Corp.(c)	11,204,000	7,193,516
Wistron Corp.	10,422,940	10,915,701
Wiwynn Corp.(c)	296,000	7,082,607
WPG Holdings Ltd.	5,879,449	8,797,772
Yageo Corp.(c)	1,372,861	21,289,521
Yuanta Financial Holding Co. Ltd.	35,672,980	23,905,058
Zhen Ding Technology Holding Ltd.(c)	2,103,075	9,112,526

		3,251,717,203

Thailand — 1.9%
Advanced Info Service PCL, NVDR	4,318,400	25,053,858
Airports of Thailand PCL, NVDR(c)	14,857,900	31,434,896
Asset World Corp. PCL, NVDR(c)	23,618,100	3,732,050
B Grimm Power PCL, NVDR	2,857,500	4,628,678
Bangkok Bank PCL, Foreign	1,736,800	7,148,152
Bangkok Commercial Asset Management PCL, NVDR	6,560,700	4,554,536
Bangkok Dusit Medical Services PCL, NVDR	34,751,100	24,699,129
Bangkok Expressway & Metro PCL, NVDR	28,804,100	8,712,645
Berli Jucker PCL, NVDR(c)	4,260,100	5,281,116
BTS Group Holdings PCL, NVDR(c)	26,987,500	9,099,917
Bumrungrad Hospital PCL, NVDR	1,499,100	6,169,850
Central Pattana PCL, NVDR	6,500,000	10,904,959
Central Retail Corp. PCL, NVDR(a)(c)	6,408,834	6,885,524
Charoen Pokphand Foods PCL, NVDR(c)	14,838,800	14,102,992
CP ALL PCL, NVDR(a)	20,015,700	40,031,400
Delta Electronics Thailand PCL, NVDR	1,112,900	8,498,509
Electricity Generating PCL, NVDR	1,105,600	7,894,532
Energy Absolute PCL, NVDR(c)	5,847,800	8,650,878
Global Power Synergy PCL, NVDR	2,632,900	6,114,421
Gulf Energy Development PCL, NVDR	8,403,400	9,722,942
Home Product Center PCL, NVDR(c)	22,966,514	11,160,587
Indorama Ventures PCL, NVDR(c)	6,372,880	6,741,559
Intouch Holdings PCL, NVDR	8,409,800	15,429,550
IRPC PCL, NVDR	6,209,700	558,360

11

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Kasikornbank PCL, Foreign	4,385,600	$15,947,636
Kasikornbank PCL, NVDR(c)	2,106,200	7,658,909
Krung Thai Bank PCL, NVDR(c)	12,111,700	4,284,139
Krungthai Card PCL, NVDR	2,522,200	4,252,304
Land & Houses PCL, NVDR	29,838,100	7,743,110
Minor International PCL, NVDR(a)(c)	11,307,920	9,270,625
Muangthai Capital PCL, NVDR(a)(c)	2,668,800	4,764,139
Osotspa PCL, NVDR(c)	2,599,300	3,136,345
PTT Exploration & Production PCL, NVDR(c)	5,162,539	16,511,592
PTT Global Chemical PCL, NVDR	8,421,630	15,938,457
PTT PCL, NVDR	39,784,100	52,607,074
Ratch Group PCL, NVDR	2,864,300	5,373,521
Siam Cement PCL (The), NVDR	2,845,800	35,184,436
Siam Commercial Bank PCL (The), NVDR	3,103,600	8,772,159
Sri Trang Gloves Thaila, NVDR	1,367,600	3,402,046
Srisawad Corp PCL, NVDR(c)	2,681,100	5,162,779
Thai Oil PCL, NVDR(c)	4,372,400	6,865,752
Thai Union Group PCL, NVDR	11,743,300	5,861,945
Total Access Communication PCL, NVDR(c)	2,667,500	3,306,818
True Corp. PCL, NVDR(c)	42,667,801	4,598,249

		497,853,075

Turkey — 0.3%
Turkiye Petrol Rafinerileri AS(a)	471,122	5,477,778
Akbank T.A.S.(a)	10,941,365	8,420,469
Anadolu Efes Biracilik Ve Malt Sanayii AS	203,238	544,064
Aselsan Elektronik Sanayi Ve Ticaret AS	2,573,466	5,688,290
BIM Birlesik Magazalar AS	1,668,352	14,929,802
Enka Insaat ve Sanayi AS	2	1
Eregli Demir ve Celik Fabrikalari TAS	5,141,741	7,230,547
Ford Otomotiv Sanayi AS	261,462	3,603,260
Haci Omer Sabanci Holding AS	3,523,654	4,342,488
KOC Holding AS	2,656,477	5,990,636
Turk Hava Yollari AO(a)(c)	1,972,404	2,874,545
Turkcell Iletisim Hizmetleri AS	4,017,945	7,602,108
Turkiye Garanti Bankasi AS(a)	8,158,302	9,125,909
Turkiye Is Bankasi AS, Class C(a)	5,571,633	4,636,943
Turkiye Sise ve Cam Fabrikalari AS	5,068,077	4,405,756
Yapi ve Kredi Bankasi AS(a)	9,579,004	3,502,311

		88,374,907

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	10,623,705	17,584,941
Abu Dhabi Islamic Bank PJSC	2,609,573	3,339,094
Aldar Properties PJSC	14,601,819	12,084,867
Dubai Islamic Bank PJSC	6,729,510	8,207,725
Emaar Malls PJSC(a)	9,397,030	4,681,694
Emaar Properties PJSC(a)	13,536,444	11,719,067
Emirates NBD Bank PJSC	8,954,504	26,694,205
Emirates Telecommunications Group Co. PJSC	6,229,286	29,372,945
First Abu Dhabi Bank PJSC	9,574,116	32,894,204

		146,578,742

Total Common Stocks — 97.6% (Cost: $19,235,191,225)		25,734,113,463

Preferred Stocks

Brazil — 1.3%
Alpargatas SA, Preference Shares, NVS	637,300	4,750,628
Banco Bradesco SA, Preference Shares, NVS	15,198,326	68,568,332
Bradespar SA, Preference Shares, NVS	808,400	8,720,151

Security	Shares	Value

Brazil (continued)
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	982,637	$5,838,008
Cia. Energetica de Minas Gerais, Preference Shares, NVS	3,551,125	8,327,045
Cia. Paranaense de Energia, Preference Shares, NVS	306,500	3,884,919
Gerdau SA, Preference Shares, NVS	3,997,185	16,771,976
Itau Unibanco Holding SA, Preference Shares, NVS	17,011,279	90,202,116
Itausa SA, Preference Shares, NVS	16,297,792	32,013,709
Lojas Americanas SA, Preference Shares, NVS	3,352,229	14,271,161
Petroleo Brasileiro SA, Preference Shares, NVS	17,198,727	79,509,167

		332,857,212

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	1,244,496	2,798,789
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	430,819	20,164,574

		22,963,363

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	1,729,847	13,452,779

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	25,464,800	13,210,937

South Korea — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	89,147	6,767,293
Series 2, Preference Shares, NVS	94,379	7,386,219
LG Chem Ltd., Preference Shares, NVS	28,662	9,234,109
LG Household & Health Care Ltd., Preference Shares, NVS	7,983	5,013,949
Samsung Electronics Co. Ltd., Preference Shares, NVS	2,963,513	163,635,303

		192,036,873

Total Preferred Stocks — 2.2% (Cost: $376,843,454)		574,521,164

Rights

China — 0.0%
Legend Holdings Corp. (Expires 01/28/21)(b)	188,246	0	(e)
Sino Ocean Group Holding Ltd. (Expires 12/09/20)(a)	48,140	0	(e)

		0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

12

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(f)(g)(h)	585,031,862	$585,382,881

Total Short-Term Investments — 2.2% (Cost: $585,045,571)		585,382,881

Total Investments in Securities — 102.0% (Cost: $20,197,080,250)		26,894,017,508

Other Assets, Less Liabilities — (2.0)%		(523,116,851)

Net Assets — 100.0%		$26,370,900,657

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$765,984,334	$—	$(180,341,435	)(a)	$(94,193)	$(165,825)	$585,382,881	585,031,862	$1,505,556	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	251,040,000	—	(251,040,000	)(a)	—	—	—	—	40,261		—

					$(94,193)	$(165,825)	$585,382,881		$1,545,817		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	1,130	12/18/20	$67,930	$5,519,968

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

13

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$25,734,110,503	$—		$2,960	$25,734,113,463
Preferred Stocks	574,521,164	—		—	574,521,164
Rights	—	0	(a)	—	0	(a)
Money Market Funds	585,382,881	—		—	585,382,881

	$26,894,014,548	$0	(a)	$2,960	$26,894,017,508

Derivative financial instruments(b)
Assets
Futures Contracts	$5,519,968	$—		$—	$5,519,968

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

14